Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of ROU assets and related lease liabilities
	As of June 30, 2020	As of June 30, 2021	As of June 30, 2021
	RMB	RMB	US$
Right-of-use assets	22,172	31,329	4,851
Lease liabilities, current	7,401	13,705	2,122
Lease liabilities, non-current	14,709	17,310	2,681
Total operating lease liabilities	22,110	31,015	4,803

Schedule of weighted average lease term and weighted average discount rate
	As of June 30, 2020	As of June 30, 2021
Weighted average lease term:
Operating leases	3.04 years	2.40 years
Weighted average discount rate:
Operating leases	4.75%	4.75%

Schedule of lease expenses
	For the year ended June 30, 2020	For the year ended June 30, 2021	For the year ended June 30, 2021
	RMB	RMB	US$

Operating lease expenses	7,870	11,129	1,724
Short-term lease expenses	435	2,740	424
Total	8,305	13,869	2,148

Schedule of supplemental cash flow information related to leases
	For the year ended June 30, 2020	For the year ended June 30, 2021	For the year ended June 30, 2021
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	7,652	10,879	1,685
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	4,417	20,317	3,147
Change on lease liabilities arose from modification on lease terms	1,430	(507)	(79)
Change on lease liabilities arose from early termination of operating leases	(2,850)	(1,287)	(199)

Schedule of maturities of lease liabilities
	As of June 30, 2021	As of June 30, 2021
	RMB	US$
Year ending June 30:
2022	14,903	2,308
2023	13,124	2,033
2024	4,748	735
2025	66	10
Thereafter	-	-
Total remaining undiscounted lease payments	32,841	5,086
Less: Interest	1,826	283
Total present value of lease liabilities	31,015	4,803
Less: Current operating lease liabilities	13,705	2,122
Non-current operating lease liabilities	17,310	2,681